Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Reconciliation of Net Operating Profit

		United States Dollar
Figures in millions unless otherwise stated	Notes	2018	2017
Borrowings	24	2,011.6	1,781.5
Less: Cash and cash equivalents	21	399.7	479.0

Net debt		1,611.9	1,302.5
Adjusted EBITDA		1,111.6	1,263.7
Net debt to adjusted EBITDA		1.45	1.03

Reconciliation of (loss)/profit for the year to adjusted EBITDA:
(Loss)/profit for the year (continuing and discontinued operations)		(344.8)	(7.7)
Mining and income taxation from continuing operations		(65.9)	173.2
Mining and income taxation from discontinued operations	12.1	—	(1.4)
Royalties from continuing operations		62.5	62.0
Royalties from discontinued operations	12.1	—	1.1
Finance expense from continuing operations		88.0	81.3
Investment income from continuing operations		(7.8)	(5.6)
Gain on financial instruments from continuing operations		(21.0)	(34.4)
Foreign exchange loss from continuing operations		(6.4)	3.5
Amortisation and depreciation from continuing operations	2	668.4	748.1
Amortisation and depreciation from discontinued operations	12.1	—	3.5
Share-based payments from continuing operations		37.5	26.8
Long-term incentive plan from continuing operations		1.1	5.0
Restructuring costs from continuing operations		113.9	9.2
Silicosis settlement costs from continuing operations		(4.5)	30.2
Impairment, net of reversal of impairment of investments and assets from continuing operations		520.3	200.2
Profit on disposal of assets from continuing operations		51.6	(4.0)
Gain on sale of discontinued operation, net of taxation	12.1	—	(16.4)
Share of results of equity accounted investees, net of taxation		13.1	1.3
Rehabilitation income from continuing operations	7	(0.9)	(13.5)
Realised gain on derivative contracts		53.8	—
Gain on acquisition of Asanko	15	(51.8)	—
Other		4.5	1.3

		1,111.6	1,263.7